Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
8.	Cash and cash equivalents

	December 31, 2019	December 31, 2018

Cash at bank and on hand	$112,572	$148,040

Money market funds and other cash equivalents (a)	1,539,413	1,455,027

	$1,651,985	$1,603,067

(a)	At December 31, 2019, short-term liquid investments of $210.0 million (December 31, 2018 - $741.7 million) have been placed with Rio Tinto (refer to Note 22).